Business Combination - Narrative (Details) - USD ($) $ in Millions	Nov. 18, 2025	Nov. 14, 2025	Jan. 02, 2025	Dec. 31, 2024
Micro Foundry Pte Ltd
Disclosure of detailed information about business combination [line items]
Total purchase consideration	$ 453
Goodwill arising on acquisition	$ 174
Silicon Manufacturing Partners Pte Ltd
Disclosure of detailed information about business combination [line items]
Total purchase consideration			$ 64
Percentage of voting equity interests acquired			51.00%	49.00%
Goodwill arising on acquisition			$ 37
Infini Link Inc
Disclosure of detailed information about business combination [line items]
Total purchase consideration		$ 48
Goodwill arising on acquisition		29
Technology-based intangible assets recognised as of acquisition date		30
Deferred tax liability		$ 11